Stockholders' Equity (Deficit) - Summary of Issued Shares of Common Stock (Details) - shares			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Jun. 17, 2022	Jul. 31, 2022	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Class of Stock [Line Items]
Stock issued during period				5,025,917
Series C Preferred Stock
Class of Stock [Line Items]
Stock issued during period						8,000
Stock issued upon conversion			50,676	60,037
Common Stock
Class of Stock [Line Items]
Stock issued during period				5,025,917		0
Stock issued upon conversion	1,603,338	703,290	193,958	230,086	703,290
Common Stock | $1.5M Secured Convertible Promissory Notes
Class of Stock [Line Items]
Stock issued upon conversion				909,071
Common Stock | Bridge Convertible Notes
Class of Stock [Line Items]
Stock issued upon conversion				1,544,114
Common Stock | Series A Preferred Stock
Class of Stock [Line Items]
Stock issued upon conversion				703,290
Common Stock | Series C Preferred Stock
Class of Stock [Line Items]
Stock issued upon conversion				230,086
Common Stock | IPO
Class of Stock [Line Items]
Stock issued during period		1,500,000		1,500,000
Pre-Funded Warrants
Class of Stock [Line Items]
Stock issued upon conversion				139,356